Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2023
Critical accounting estimates and judgements
Critical accounting estimates and judgements

3.Critical accounting estimates and judgements

The preparation of financial statements requires management to make certain judgements, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities as at the end of the reporting period and the amounts reported for revenues and expenses during the year. The nature of the estimation means that actual outcomes could differ from those estimates. The key sources of judgment and estimation uncertainty that have a significant risk of causing material adjustments to the carrying amounts of assets and liabilities are discussed below.

In preparing these consolidated financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2022.

(a)Key accounting judgements

3.1Going Concern

Global financial markets have seen higher interest rates and inflation through 2023, including further devaluations of the Nigerian Naira in June 2023 and end-January 2024. In addition, ongoing geopolitical conflicts and wars have impacted global diesel prices as well as the supply chain for raw materials such as steel and for equipment, including batteries.

The below table outlines Management’s assessment of and response to the main risks arising from the current global macro-economic conditions. These risks inherently impact the significant judgements and estimates made by management.

	Assessment	Risk discussion and response
Revenue and profitability	• Limited impact on revenue collections thus far. • Customers continue to perform, and we have not experienced significant deterioration in payments.

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The Group has long-term revenue contracts with its customers amounting to $12.3 billion in contracted revenue.

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Our ability to collect revenue from our customers is impacted by our customers’ ability to generate and collect revenues from their operations. Our customers have, in the main, seen an increased demand for their services.

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The impact on collections has thus far been limited and the Group remains in constant conversation with customers regarding their liquidity and ability to meet their obligations.

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The Group regularly reviews measures for cost savings whilst maintaining its ability to operate effectively and towards strategic goals.

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The Group has continued to invest in capital expenditure which supports revenue growth. The Group will make targeted investments in capital expenditure relating to revenue growth during 2024.

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Customer revenue contracts include FX reset functions, including on Nigerian Naira contracts.

Liquidity	• Sufficient liquidity is available. • No current impact on going concern.

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The Group has cash and cash equivalents of $294 million as at December 31, 2023, and undrawn facilities at IHS Holding level of $430 million.

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Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure.

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In the context of current commitments and available liquidity, management believes that the going concern assumption remains appropriate.

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All of the Group’s operations are cash generative.

Access to USD	• Moderate risk due to decreased availability.	• While there has been a reduction in US Dollar liquidity in the Nigerian market, we were still able to source US Dollars locally to fund our US Dollar requirements during the year.
Internal controls	• Minimal impact to date.	• Our IT team monitors the increased risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilises security measures to mitigate such risks.
Supply chain	• Moderate risk due to delays.

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The Group works closely with suppliers and contractors to ensure availability of supplies on site, especially diesel supplies which are critical to many of our operations.

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Regular maintenance of our towers continues while observing strict safety guidelines for our employees and our suppliers and contractors.

Due to the uncertainty in the NAFEM exchange rate to the US Dollar we will continue to assess the situation. As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

●	the current economic conditions in the operating markets and how that impacts trading;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates;
●	the status of the Group’s financial arrangements (see also note 19);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

Whilst inherently uncertain, and we expect some impact to our operations and performance, we currently do not believe that the ongoing uncertainty with the NAFEM exchange rate will directly have a material adverse effect on our financial condition or liquidity for the foreseeable future, given the contractual revenue resets. Having carefully considered this and the other factors noted above, the Directors have a reasonable expectation that the Group and the Company have adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

3.2Determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised and any periods covered by an option to terminate the lease, if it is reasonably certain that the termination options will not be exercised.

The Group has the option under some of its leases to lease the assets for additional periods of up to 10 years. The Group applies judgement in evaluating whether it has a unilateral option to renew the lease for a further period or is otherwise provided that option under the laws governing the lease agreement and is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal or for the landlord to accept a renewal, including the nature of the underlying asset, the availability of a similar asset in a similar location, and the expected business impact or relocating its towers. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its intention or ability to exercise (or not to exercise) the option to renew.

(b)Key accounting estimates

3.3Impairment of non-financial assets

The Group assesses its non-financial assets including property, plant and equipment, goodwill, and other intangible assets for possible impairment if there are events or changes in circumstances that indicate that carrying values of the assets may not be recoverable, or at least at the end of every reporting period.  Such indicators could include changes in the Group’s business plans, changes in diesel prices, evidence of physical damage and technological changes and impacts of obsolescence.  If there are rapid changes in technology of the existing communications infrastructure, the Group may need to recognize significant impairment charges.

The Group tests annually whether goodwill has suffered any impairment, in accordance with the accounting policy stated in note 2.13.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Refer to note 15 for Goodwill and intangible assets impairment considerations.

The assessment for impairment entails comparing the carrying value of the cash generating unit, or group of cash generating units, with its recoverable amount, that is, the higher of the value in use and the fair value less costs of disposal. Value in use is determined on the basis of discounted estimated future net cash flows. Fair value less costs of disposal is determined on the basis of the income approach, discounting estimated future net cash flows that reflects current market expectations. Determination as to whether and how much an asset is impaired involves management estimates on highly uncertain matters such as future revenue (taking into account tenancy rates for tower businesses and homes passed and homes connected for the fiber business), and the direct effect these have on gross profit margins in the initial five-year forecast period, discount rates, terminal growth rates and cost related to the disposal of a business.

In determining value in use the Group makes estimates and assumptions concerning the future. The assumptions adopted in the computation of the value in use are considered reasonable to the circumstance of each CGU. The resulting accounting estimates will, by definition, seldom equal the related actual results. Such estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Refer to the sensitivity analysis in note 15.

3.4Revenue recognition – Variable consideration

Initial recognition of revenue is estimated based on an assessment of the recoverability of revenue taking into account our contractual rights to consideration, our exposure to our customer’s credit risk and our practice of managing credit risk exposure through the occasional negotiation of price concessions with customers. Only amounts expected to be recovered at the point of initial recognition are recognized in revenue, and the remainder is considered variable consideration (see note 2.5(a)). Recognition of amounts not expected to be recovered is contingent upon the receipt of funds from the customer. The assessment of the amounts expected to be recovered is closely aligned with the assessed credit risk of the customer, determined as part of the assessment of expected credit losses made in accordance with the Group’s IFRS 9 expected credit loss policy as described in note 2.16.4.

A 10-percentage point change in management’s estimate of the amount of variable consideration that will eventually be received would alter revenue recognized by approximately $25.5 million (2022: $17.4 million, 2021: $16.8 million).

3.5Assessment of appropriate foreign exchange rate

In mid-June 2023, the Central Bank of Nigeria announced the unification of all segments of the foreign exchange market by replacing the old regime of multiple exchange rate “windows” for different purposes with, in effect, a market rate. The unification of the Nigeria foreign exchange market was aimed at eliminating multiple “windows” and to allow foreign exchange transactions to be determined by market forces via a single I&E window (which was subsequently renamed NAFEM in October 2023). The Group uses the USD/NGN rate published by Bloomberg, which is approximately aligned to the NAFEM rate, for the translation of USD transactions and denominated balances in the Nigerian subsidiaries and also for consolidation purposes.